UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY	10153
(Address of principal executive offices)	(Zip code)

Robert D. Goldfarb
c/o Sequoia Fund, Inc. 767 Fifth Avenue, Suite 4701 New York, NY 10153
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end:  December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

SEQUOIA FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS (84.19%)

Shares		Value (a)
	ADVERTISING (0.84%)
932,215	Omnicom Group Inc.	$54,907,463
	AEROSPACE/DEFENSE (7.08%)
945,856	Precision Castparts Corp.	179,353,215
23,123,314	Qinetiq Group plc (United Kingdom)	72,861,562
12,355,869	Rolls-Royce Group plc (United Kingdom)	212,100,847
		464,315,624
	AUTO PARTS (5.74%)
2,495,910	Advance Auto Parts, Inc.	206,286,961
1,656,139	O’Reilly Automotive Inc. (b)	169,837,054
		376,124,015
	BIOTECHNOLOGY (1.08%)
2,072,704	Novozymes A/S – B Shares (Denmark)	70,726,879
	CONSTRUCTION EQUIPMENT (0.50%)
1,518,248	Ritchie Bros. Auctioneers Incorporated	32,945,982
	CRUDE OIL & GAS PRODUCTION (0.09%)
179,214	Canadian Natural Resources Limited	5,758,146
	DENTAL EQUIPMENT (1.41%)
1,254,944	Sirona Dental Systems Inc. (b)	92,527,021
	DIVERSIFIED COMPANIES (11.27%)
3,183	Berkshire Hathaway Inc. – Class A (b)	497,439,240
2,317,092	Berkshire Hathaway Inc. – Class B (b)	241,440,986
		738,880,226
	DIVERSIFIED MANUFACTURING (0.73%)
764,411	Danaher Corporation	47,508,144
	ELECTRICAL & MECHANICAL SYSTEMS (0.50%)
774,451	EMCOR Group Inc.	32,828,978
	ELECTRONIC MANUFACTURING SERVICES (0.58%)
1,274,610	Trimble Navigation Limited (b)	38,187,316
	FLOORING PRODUCTS (4.42%)
2,562,554	Mohawk Industries Inc. (b)	289,876,108
	FREIGHT TRANSPORTATION (0.10%)
191,146	Expeditors International Inc.	6,825,824
	GLASS TECHNOLOGY (0.37%)
1,808,436	Corning Inc.	24,106,452
	HEALTHCARE (14.13%)
528,934	Perrigo Company	62,800,334
11,320,000	Valeant Pharmaceuticals International Inc. (b)	849,226,400
220,297	West Pharmaceutical Services, Inc.	14,306,087
		926,332,821
	INDUSTRIAL & CONSTRUCTION SUPPLIES (5.43%)
6,939,397	Fastenal Company	356,338,036
	INDUSTRIAL GASES (1.17%)
687,535	Praxair, Inc.	76,687,654

Shares		Value (a)
	INDUSTRIAL MACHINERY (1.20%)
4,014,171	IMI plc (United Kingdom)	$78,966,772
	INFORMATION PROCESSING (2.46%)
298,457	MasterCard Inc.	161,504,036
	INSURANCE BROKERS (0.55%)
1,122,991	Brown & Brown Inc.	35,980,632
	INTERNET SOFTWARE & SERVICES (1.96%)
162,006	Google Inc. – Class A (b)	128,637,624
	INVESTMENT BANKING & BROKERAGE (0.98%)
434,287	The Goldman Sachs Group Incorporated	63,905,332
	IT CONSULTING & OTHER SERVICES (1.55%)
477,000	International Business Machines Corp.	101,744,100
	PRECISION INSTRUMENTS (1.20%)
840,323	Waters Corporation (b)	78,914,733
	PROPERTY AND CASUALTY INSURANCE (0.82%)
31,149	Admiral Group plc (United Kingdom)	630,269
6,227,033	Hiscox Ltd. (United Kingdom)	52,026,861
20,965	Verisk Analytics, Inc. – Class A (b)	1,292,073
		53,949,203
	RENEWABLE ENERGY (0.08%)
93,719	First Solar, Inc. (b)	2,526,664
99,622	SMA Solar Technology AG (Germany)	2,384,453
		4,911,117
	RETAILING (9.32%)
39,600	Costco Wholesale Corporation	4,201,956
851,605	Tiffany & Co.	59,220,612
10,268,380	TJX Companies, Inc.	480,046,765
903,180	Wal-Mart Stores, Inc.	67,584,959
		611,054,292
	SEMICONDUCTORS (0.04%)
68,450	Linear Technology Corporation	2,626,426
	SPECIALTY CHEMICALS (0.97%)
1,532,299	Croda International plc (United Kingdom)	63,849,367
	TRANSPORTATION SERVICES (1.97%)
3,255,448	World Fuel Services Corp.	129,306,395
	VETERINARY DIAGNOSTICS (2.79%)
1,980,485	Idexx Laboratories Inc. (b)	182,977,009
	Miscellaneous Securities (2.86%) (c)	187,629,686
	TOTAL COMMON STOCKS (COST $2,363,814,303)	$5,520,833,413

U.S. GOVERNMENT OBLIGATIONS (15.75%)

Principal Amount		Value (a)
$1,033,000,000	U.S. Treasury Bills, 0.027% - 0.030% due 4/25/2013 through 5/23/2013	$1,032,949,826
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,032,949,826)	$1,032,949,826
	TOTAL INVESTMENTS (99.94%) (COST $ 3,396,764,129) ++	$6,553,783,239

SUMMARY

Common Stocks	84.19%	$5,520,833,413
U.S. Government Obligations	15.75%	1,032,949,826
Net Cash & Receivables	0.06%	3,866,432
Net Assets		$6,557,649,671
Number of Shares Outstanding		35,173,921
Net Asset Value Per Share		$186.43
++	The cost for federal income tax purposes is identical. At March 31, 2013 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $3,193,280,176 and $36,261,066 respectively.
(a)	Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing.
(c)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2013, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$5,520,833,413		$5,520,833,413
Level 2 – Other Significant Observable Inputs	—	$1,032,949,826	1,032,949,826
Total	$5,520,833,413	$1,032,949,826	$6,553,783,239

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sequoia Fund, Inc.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 24, 2013

By:	/s/ Joseph Quinones, Jr. Joseph Quinones, Jr. Vice President, Secretary & Treasurer

Date: May 24, 2013